Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows generated from operating activities
Net income (loss)	$ 1,569,837	$ (3,141,905)	$ (19,468,052)
Adjustments to reconcile net income (loss) to net cash
Interest expenses			509,208
Interest income of loan receivables	(26,832)	(1,702,933)
Allowance of credit losses	45,758	1,447,666	511,383
Depreciation and amortization	523,236	431,786	446,783
Amortization of right-of-use assets	411,880	402,441	403,960
Shares issued to directors and consultants		867,900	3,690,860
Gain on disposal of discontinued operations	(664,697)	(2,827,017)
Convertible note - Accretion of financing cost			1,353,661
Property and equipment written off	1,832		61,059
Intangible assets written off			19,300
Changes in operating assets and liabilities
Accounts receivables	5,500	349,593	279,915
Advance to suppliers	(427,453)	926,912	38,037
Inventories		18,685	16,015
Prepayments, deposits and other current assets	1,245,546	2,394,318	(203,057)
Long-term prepayments, deposits and other non-current assets		418,978	2,019,217
Accounts payable and accrued expenses	22,925	(2,935,384)	578,232
Contract liabilities	90,657	(201,066)	(1,651,589)
Taxes payable	324,964	(2,096)	18,668
Operating lease liabilities	16,607	16,227	(76,754)
Cash provided by (used in) operating activities	3,139,760	(3,535,895)	(11,453,154)
Cash flows generated from investing activities
Loan receivables	33,632,933	(31,930,000)
Prepayment for acquisition of intangible assets	(5,008,658)
Disposal of subsidiaries, net of cash disposed	(138,356)	(315)
(Lending to) Repayment from related parties	(4,293,136)	(150,876)	4,295,120
Purchases of property and equipment		(292,327)
Cash provided by (used in) investing activities	24,192,783	(32,373,518)	4,295,120
Cash flows generated from financing activities
Proceeds from stock issuance	50,553,300	108,065,152	35,733,560
Due to related parties	(28,194)	592,649	1,444,930
Repayment of convertible notes			(549,236)
Cash provided by financing activities	50,525,106	108,657,801	36,629,254
Net increase in cash and cash equivalents	77,857,649	72,748,388	29,471,220
Effects of currency translation	12,384,493	(526,594)	86,478
Cash, cash equivalents and restricted cash at beginning of year	173,031,872	100,810,078	71,252,380
Cash and cash equivalents at end of year	263,274,014	173,031,872	100,810,078
Reconciliation for cash, cash equivalents and restricted cash:
Cash and cash equivalents	263,274,014	173,023,447	100,665,223
Restricted cash		8,425	144,855
Supplemental disclosure of cash information:
Income taxes paid	303,366
Interest paid			509,208
Supplemental disclosure of non-cash information:
Issuance of shares to directors and consultants		867,900	3,690,860
Issuance of shares for convertible note principal and interest settlement			$ 5,455,679